Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands											12 Months Ended
	Nov. 05, 2025	Aug. 01, 2025	Jul. 01, 2025	May 15, 2025	Jan. 13, 2025	Aug. 18, 2024	Jul. 02, 2024	Jan. 12, 2024	Aug. 14, 2023	Feb. 19, 2023	Dec. 31, 2025	Dec. 31, 2024
Shareholders’ Equity [Line Items]
Sale of ordinary shares					5,990,915			10,764,315
Gross proceeds of ordinary shares (in Dollars)		$ 10,000
Aggregate net proceeds (in Dollars)					$ 6,286			$ 9,187
Net Proceeds From Rights Offering (in Dollars)		$ 9,253
Aggregated positive intrinsic value (in Dollars)											$ 0	$ 100
Stock options							1,072,614		50,000	1,107,940
Purchase of shares							1,072,614
Exercise price (in Dollars per share)										$ 1.37
Exercisable term									10 years	10 years
Description of terms of award									The options will vest as follows: a quarter after one year, and the rest will vest in 12 equal quarterly installments over a period of three years from August 14, 2024.
Granted RSUs											1,324,864	862,950
Equity investment (in Dollars)											$ 15
RSU fair value (in Dollars)	$ 290			$ 924
RSUs vested											288,764
Non-vested share options grant (in Dollars)											$ 269
Remaining vesting period											2 years 6 months
Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants		9,999,994									9,703,199
Exercise price of warrants (in Dollars per share)		$ 1
Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants		45,238									40,873
Exercise price of warrants (in Dollars per share)		$ 0.0001
One Year [Member]
Shareholders’ Equity [Line Items]
Remaining percentage							75.00%
Chief Executive Officer [Member]
Shareholders’ Equity [Line Items]
Stock options										172,321
Granted RSUs	121,893
Officer [Member]
Shareholders’ Equity [Line Items]
Stock options							543,778			252,371
Granted RSUs	278,923										453,149
Employees [Member]
Shareholders’ Equity [Line Items]
Stock options							528,836			641,836
Granted RSUs											409,801
Consultant [Member]
Shareholders’ Equity [Line Items]
Stock options										41,412
Common Stock [Member]
Shareholders’ Equity [Line Items]
Sale of ordinary shares		9,954,756
Gross proceeds of ordinary shares (in Dollars)					6,640			9,674
Restricted ordinary shares											17,699	75,000
Purchase of shares									50,000	1,107,940
RSUs vested											288,764
Selling and Marketing Expense [Member]
Shareholders’ Equity [Line Items]
Sales and marketing share based compensation (in Dollars)											$ 20
Restricted Stock Units (RSUs) [Member]
Shareholders’ Equity [Line Items]
Granted RSUs	400,816			924,048							862,950
RSU fair value (in Dollars)											$ 634
Unrecognized share-based compensation cost related to RSUs (in Dollars)											921
Minimum [Member]
Shareholders’ Equity [Line Items]
Exercise price (in Dollars per share)							$ 0.74
Maximum [Member]
Shareholders’ Equity [Line Items]
Exercise price (in Dollars per share)							$ 0.88
Restricted Stock [Member]
Shareholders’ Equity [Line Items]
Restricted ordinary shares			17,699			75,000
Restricted Stock [Member] | Selling and Marketing Expense [Member]
Shareholders’ Equity [Line Items]
Sales and marketing share based compensation (in Dollars)											$ 28	$ 17
Maxim Group LLC [Member]
Shareholders’ Equity [Line Items]
Sale of stock amount (in Dollars)					$ 13,960			$ 9,700
Gross sales price percentage					2.50%			2.50%
IPO [Member]
Shareholders’ Equity [Line Items]
Exercise price (in Dollars per share)									$ 1.22